UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: August 31, 2018

Date of reporting period: August 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

CIBC Atlas Funds

Annual Report

August 31, 2018

CIBC Private Wealth Advisors, Inc.

CIBC Atlas All Cap Growth Fund

(formerly, AT All Cap Growth Fund)

AWGIX

CIBC Atlas Equity Income Fund

(formerly, AT Equity Income Fund)

AWYIX

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-328-3863; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018 (Unaudited)

SHAREHOLDERS’ LETTER

The twelve months ended August 31, 2018 saw strong performance from U.S. equity markets. The S&P 500 Index ended the period up 19.66%. The domestic economy continues to demonstrate sustained momentum with low unemployment, increased business investment and generally favorable outlooks from company managements. While the benefit to earnings from tax reform had been recognized by investors since the beginning of 2018, the top-line performance of the market has been an unexpected, albeit welcome, surprise. Revenue growth for the S&P 500 is expected to reach 7-8% for 2018, nicely ahead of estimates entering the year. Following a period of flat market earnings from 2014-2016, growth accelerated to 10% in 2017 and will likely deliver closer to 20% in 2018. The early outlook for 2019 also suggests double-digit earnings growth. Current market valuations seem reasonable considering this favorable backdrop.

Looking forward, we are struck by the positive tone that company management teams are projecting. We are hearing terms such as “capital investment”, “strong demand” and “growth” more often than we have in many years. This type of backdrop should be favorable for the overall market, but for our strategies in particular as the companies we invest in should continue to gain share and improve efficiencies. As in any period, there are risks in the environment that we continue to monitor – most notably the impact of potential tariffs and geopolitical threats – but at present the positives seem to outweigh the negatives.

CIBC Atlas All Cap Growth Fund

The CIBC Atlas All Cap Growth Fund (the “Fund”) exhibited strong performance in the twelve months ended August 31, 2018. The Fund was up 35.54%, outpacing the Russell 3000® Growth Total Return Index by almost 8% and the S&P 500 Index by 15.8%. Underlying the Fund’s impressive performance has been good earnings results from a number of individual holdings. The Fund has also benefitted from a market environment that has rewarded companies with strong revenue growth over those with inexpensive valuations.

The Fund’s outperformance over the last year was in large part driven by our healthcare holdings. Our approach to selecting healthcare stocks has been to focus on those companies that offer some combination of innovative products, limited exposure to government reimbursement and the ability to deliver cost savings for the healthcare system. These types of companies should be able to gain share and maintain pricing over time which leads to attractive top and

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018 (Unaudited)

bottom line growth. Over the last 12 months, shares in these types of stocks performed well and the Fund’s holdings participated in that trend.

Consumer Discretionary was also a strong performer for the Fund led by its overweight position in Amazon (AMZN). Amazon’s years of investment in online retailing and cloud computing services has manifested itself in dominant positions in both those verticals, and it appears to be on the cusp of doing the same in on-line advertising. Tech was the best performing sector in the index during the period, and the Fund was roughly in-line despite being slightly underweight the sector. Industrials and Financials were slight detractors to the Fund’s performance in the period relative to the index.

On an individual stock basis, Align Technologies (ALGN) was the Fund’s best performer as the manufacturer of clear aligners continued to take share from traditional wires and brackets in the braces market. Abiomed (ABMD) shares also exhibited good performance as its Implella device continued to gain share within the cardiac shock and stent market. Mastercard (MA) was the Fund’s second biggest holding and it delivered excellent performance during the period as the company continued to benefit from expanding its network and the move to card transactions from cash pay. Adobe (ADBE) also enjoyed a strong performance run as the company extended its leadership position in marketing and creative software. Arista Networks (ANET) and Idexx Labs (IDXX) also contributed to the Fund’s outperformance.

The biggest detractor to the Fund’s performance was in its data center holdings, Equinix (EQIX) and CoreSite (COR), as those dividend paying companies sold off in line with other dividend payors despite solid fundamentals in the data center market. Celgene (CELG) also detracted from performance as its pipeline delivered a few unfavorable results.

CIBC Atlas Equity Income Fund

The stock market grew nicely during the fiscal year ended August 31, 2018, helping the CIBC Atlas Equity Income Fund (the “Fund”) achieve a 15.88% rate of return during the year. This compared with a 19.82% return for the Russell 1000® Index.

With a backdrop of rising interest rates during the year, investors favored sectors and stocks that do not pay dividends. This provided a bit of a headwind to managers like us who seek out income generating securities. Over the past year, growth sectors and growth stocks have meaningfully outperformed value stocks. The average non-dividend paying stock in the S&P 500 was up 32.5% during the year, nearly double the total return of

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018 (Unaudited)

stocks that do pay a dividend. This could also be seen in sector returns, as the weakest sectors during the year were the typically higher yielding consumer staples, utilities, telecommunications and real estate sectors. The market was led by technology, consumer discretionary and energy stocks during the year.

The Fund’s underweight positions in staples, utilities, and telecom were helpful during the year, as these sectors underperformed. An overweight position in real estate and an underweight position in technology were headwinds, as real estate underperformed and technology was strong.

Notable outperformers during the year included Microsoft (MSFT), Apple (AAPL), JPMorgan Chase (JPM), health insurer Anthem (ANTM) and financial derivatives exchange CME Group (CME). Each of these companies was among the Fund’s largest holdings during the year and each was up by more than 28% during the year. On the downside, Macquarie Infrastructure (MIC), Walgreens Boots Alliance (WBA), and Healthcare Services Group (HCSG) were the biggest detractors from the Fund’s performance.

Definition of the Comparative Indices

The Russell 3000® Growth Total Return Index consists of the growth segment of the 3,000 companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market.

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It includes over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing.

The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND AUGUST 31, 2018 (Unaudited)

Growth of a $250,000 Investment

(1)

On February 12, 2018, the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund (the “AT All Cap Growth Fund”). Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the All Cap Growth Predecessor Fund. Inception date of the All Cap Growth Predecessor Fund was September 28, 2007. On June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

See definition of the comparative indices on page 3.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND AUGUST 31, 2018 (Unaudited)

Growth of a $250,000 Investment

(1)

On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund (the “AT Equity Income Fund”). Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Equity Income Predecessor Fund. Inception date of the Equity Income Predecessor Fund was April 30, 2010. On June 25, 2018, the name of the AT Equity Income Fund changed to CIBC Atlas Equity Income Fund.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

See definition of the comparative indices on page 3.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND AUGUST 31, 2018

SECTOR WEIGHTINGS (UNAUDITED)†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.5%**	Shares	Value

CONSUMER DISCRETIONARY — 17.1%

Amazon.com *	7,718	$15,534,096

Bright Horizons Family Solutions *	50,514	6,032,887

Burlington Stores *	23,257	3,911,362

Five Below *	26,429	3,078,186

Live Nation Entertainment *	43,350	2,153,628

Ollie’s Bargain Outlet Holdings *	16,755	1,459,360

		32,169,519

ENERGY — 1.9%

Diamondback Energy	20,280	2,455,503

EOG Resources	9,897	1,170,122

		3,625,625

FINANCIALS — 10.6%

Charles Schwab	93,650	4,756,483

Independent Bank Group	35,660	2,469,455

MarketAxess Holdings	8,695	1,650,485

S&P Global	31,697	6,562,864

SVB Financial Group *	9,989	3,223,950

Western Alliance Bancorp *	20,281	1,169,200

		19,832,437

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND AUGUST 31, 2018

COMMON STOCK (continued)	Shares	Value

HEALTH CARE — 25.2%

ABIOMED *	9,718	$3,951,145

Align Technology *	12,663	4,894,123

Anthem	17,759	4,701,340

AxoGen*	39,914	1,750,229

Centene*	25,993	3,807,455

Edwards Lifesciences *	27,451	3,959,532

Exact Sciences *	51,597	3,864,099

IDEXX Laboratories *	24,861	6,315,688

Intuitive Surgical *	11,928	6,679,680

Thermo Fisher Scientific	19,487	4,659,342

Zoetis, Cl A	29,536	2,675,961

		47,258,594

INDUSTRIALS — 6.2%

BWX Technologies	20,005	1,226,707

CoStar Group *	3,120	1,379,539

IHS Markit*	78,124	4,296,820

Roper Technologies	16,077	4,796,894

		11,699,960

INFORMATION TECHNOLOGY — 33.5%

Adobe Systems *	24,636	6,491,832

Alphabet, Cl A *	1,930	2,377,374

Arista Networks *	6,721	2,009,444

ASML Holding, Cl G	17,148	3,516,197

Facebook, Cl A *	13,084	2,299,251

FleetCor Technologies *	14,680	3,137,703

Gartner *	33,735	5,052,154

Guidewire Software *	38,986	3,920,822

IAC *	6,880	1,356,736

Mastercard, Cl A	55,173	11,893,092

NVIDIA	9,411	2,641,480

PayPal Holdings *	26,118	2,411,475

salesforce.com*	24,435	3,730,736

SS&C Technologies Holdings	82,946	4,922,016

Tencent Holdings ADR	33,105	1,428,150

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND AUGUST 31, 2018

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY — continued

Tyler Technologies *	23,172	$5,722,325

		62,910,787

MATERIALS — 3.7%

Ecolab	11,506	1,731,423

Sherwin-Williams	11,347	5,169,466

		6,900,889

REAL ESTATE — 1.3%

CoreSite Realty ‡	20,260	2,359,682

TOTAL COMMON STOCK (Cost $106,191,699)		186,757,493

CASH EQUIVALENT (A) — 1.4%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 1.820% (Cost $2,601,320)	2,601,320	2,601,320

TOTAL INVESTMENTS — 100.9%

(Cost $108,793,019)		$189,358,813

Percentages are based on Net Assets of $187,736,467.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust
(A)	The reporting rate is the 7-day effective yield as of August 31, 2018.

ADR — American Depositary Receipt

Cl — Class

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the year ended August 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the year ended August 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND AUGUST 31, 2018

SECTOR WEIGHTINGS (UNAUDITED)†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.9%	Shares	Value

CONSUMER DISCRETIONARY — 10.6%

Comcast, Cl A	62,851	$2,324,858

Home Depot	15,935	3,199,270

McDonald’s	6,592	1,069,420

Starbucks	27,881	1,490,240

TJX	38,473	4,230,876

		12,314,664

ENERGY — 6.7%

Enterprise Products Partners LP (A)	100,675	2,879,305

Magellan Midstream Partners LP (A)	31,745	2,166,596

Royal Dutch Shell ADR, Cl B	39,498	2,661,375

		7,707,276

FINANCIALS — 20.2%

Blackstone Group LP (A)	143,638	5,301,678

Brookfield Asset Management, Cl A	60,625	2,592,931

Citizens Financial Group	81,653	3,360,838

CME Group, Cl A	31,564	5,515,178

JPMorgan Chase	58,304	6,680,472

		23,451,097

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND AUGUST 31, 2018

COMMON STOCK (continued)	Shares	Value

HEALTH CARE — 18.1%

Abbott Laboratories	82,918	$5,542,239

Anthem	20,924	5,539,211

Becton Dickinson	19,240	5,038,379

CVS Health	24,614	1,851,957

Medtronic	17,920	1,727,667

Merck	18,678	1,281,124

		20,980,577

INDUSTRIALS — 8.2%

Fastenal	35,656	2,080,884

Honeywell International	9,282	1,476,395

Raytheon	19,867	3,962,275

Union Pacific	13,042	1,964,386

		9,483,940

INFORMATION TECHNOLOGY — 22.4%

Accenture, Cl A	9,323	1,576,239

Apple	34,670	7,891,932

Microchip Technology	33,332	2,867,552

Microsoft	79,648	8,946,860

Texas Instruments	42,002	4,721,025

		26,003,608

MATERIALS — 1.3%

Avery Dennison	14,545	1,529,843

REAL ESTATE — 8.4%

American Tower, Cl A ‡	33,568	5,005,660

CyrusOne ‡	70,708	4,734,608

		9,740,268

UTILITIES — 3.0%

Brookfield Infrastructure Partners (A)	88,425	3,448,575

TOTAL COMMON STOCK

(Cost $70,619,774)		114,659,848

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND AUGUST 31, 2018

CASH EQUIVALENT (B) — 1.1%	Shares	Value

JPMorgan U.S. Government Money Market Fund,
Cl Institutional, 1.820%
(Cost $1,262,627)	1,262,627	$1,262,627

TOTAL INVESTMENTS — 100.0%

(Cost $71,882,401)		$115,922,475

Percentages are based on Net Assets of $115,913,748.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At August 31, 2018, these securities amounted to $13,796,154 or 11.9% of Net Assets.
(B)	The reporting rate is the 7-day effective yield as of August 31, 2018.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the year ended August 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the year ended August 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES
	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund
Assets:
Investments at Value (Cost $108,793,019 and $71,882,401, respectively)	$189,358,813	$115,922,475
Dividends and Interest Receivable	42,674	192,960
Receivable for Capital Shares Sold	39,368	4,980
Prepaid Expenses	16,954	12,780

Total Assets	189,457,809	116,133,195

Liabilities:
Payable for Investment Securities Purchased	1,436,453	–
Payable due to Adviser	165,268	104,508
Payable for Capital Shares Redeemed	41,150	43,212
Audit Fees Payable	38,183	37,236
Payable due to Administrator	8,479	5,364
Chief Compliance Officer Fees Payable	703	687
Payable due to Trustees	236	145
Other Accrued Expenses	30,870	28,295

Total Liabilities	1,721,342	219,447

Net Assets	$187,736,467	$115,913,748

Net Assets Consist of:

Paid-in Capital	$84,903,417	$67,066,039
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	(775,063)	609,474
Accumulated Net Realized Gain on Investments	23,042,319	4,198,161
Net Unrealized Appreciation on Investments	80,565,794	44,040,074

Net Assets	$187,736,467	$115,913,748

Institutional Shares:
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,430,230	2,855,005

Net Asset Value, Offering and Redemption Price Per Share	$34.57	$40.60

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS FOR THE YEAR ENDED AUGUST 31, 2018

STATEMENTS OF OPERATIONS
	CIBC Atlas All	CIBC Atlas
	Cap Growth	Equity Income
	Fund(1)	Fund(2)
Investment Income:
Dividends	$615,803	$2,087,660
Less: Foreign Taxes Withheld	(3,785)	(8,460)

Total Income	612,018	2,079,200

Expenses:
Investment Advisory Fees	1,492,463	1,027,909
Administration and Accounting Fees (Note 4)	146,473	112,808
Chief Compliance Officer Fees	6,330	5,270
Trustees’ Fees	5,910	5,162
Distribution Fees - Class R Shares (Note 3)	3,949	1,417
Audit Fees	42,385	44,256
Transfer Agent Fees	40,522	41,884
Legal Fees	23,743	23,089
Registration and Filing Fees	20,601	26,660
Custodian Fees	17,845	13,377
Other Expenses	22,412	3,972

Total Expenses	1,822,633	1,305,804
Less:
Waiver of Investment Advisory Fees	(66,470)	(93,565)
Fees Paid Indirectly (Note 4)	(162)	(107)

Net Expenses	1,756,001	1,212,132

Net Investment Income (Loss)	(1,143,983)	867,068

Net Realized Gain on Investments	26,550,342	7,640,529
Net Change in Unrealized Appreciation on Investments	23,733,731	7,899,437

Net Realized and Unrealized Gain on Investments	50,284,073	15,539,966

Net Increase in Net Assets Resulting from Operations	$49,140,090	$16,407,034

(1) On February 12, 2018, the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund (the “AT All Cap Growth Fund”). Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the All Cap Growth Predecessor Fund. On June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund. See Note 1 in Notes to Financial Statements.

(2) On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund (the “AT Equity Income Fund”). Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Equity Income Predecessor Fund. On June 25, 2018, the name of the AT Equity Income Fund changed to CIBC Atlas Equity Income Fund. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	CIBC Atlas All Cap Growth Fund
	Year Ended August 31, 2018(1)	Year Ended August 31, 2017
Operations:
Net Investment Loss	$(1,143,983)	$(941,717)
Net Realized Gain on Investments	26,550,342	14,551,895
Net Change in Unrealized Appreciation on Investments	23,733,731	6,273,268

Net Increase in Net Assets Resulting from Operations	49,140,090	19,883,446

Dividends and Distributions:
Institutional Shares
Net Realized Gains	(15,046,568)	(9,241,543)

Total Dividends and Distributions	(15,046,568)	(9,241,543)

Capital Share Transactions(2):
Institutional Shares
Issued	25,233,672	15,577,448
Reinvestment of Dividends and Distributions	14,636,758	8,922,706
Redemption Fees (Note 2)	1,654	2,134
Redeemed	(29,216,347)	(35,335,669)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,655,737	(10,833,381)

Total Increase (Decrease) in Net Assets	44,749,259	(191,478)

Net Assets:
Beginning of Year	142,987,208	143,178,686

End of Year	$187,736,467	$142,987,208

Accumulated Net Investment Loss	$(775,063)	$(595,147)

(1) On February 12, 2018, the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund (the “AT All Cap Growth Fund”). Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the All Cap Growth Predecessor Fund. On June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund. See Note 1 in Notes to Financial Statements.

(2) See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	CIBC Atlas Equity Income Fund
	Year Ended August 31, 2018(1)	Year Ended August 31, 2017
Operations:
Net Investment Income	$867,068	$724,642
Net Realized Gain on Investments	7,640,529	3,016,394
Net Change in Unrealized Appreciation on Investments	7,899,437	13,437,320

Net Increase in Net Assets Resulting from Operations	16,407,034	17,178,356

Dividends and Distributions:
Institutional Shares
Net Investment Income	(2,363,744)	(948,778)
Net Realized Gains	(2,305,566)	—

Total Dividends and Distributions	(4,669,310)	(948,778)

Capital Share Transactions(2):
Institutional Shares
Issued	7,417,803	8,125,262
Reinvestment of Dividends and Distributions	4,553,386	926,087
Redemption Fees (Note 2)	—	745
Redeemed	(16,367,280)	(20,423,667)

Net Decrease in Net Assets from Capital Share Transactions	(4,396,091)	(11,371,573)

Total Increase in Net Assets	7,341,633	4,858,005

Net Assets:
Beginning of Year	108,572,115	103,714,110

End of Year	$115,913,748	$108,572,115

Undistributed Net Investment Income	$609,474	$1,737,292

(1) On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund (the “AT Equity Income Fund”). Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Equity Income Predecessor Fund. On June 25, 2018, the name of the AT Equity Income Fund changed to CIBC Atlas Equity Income Fund. See Note 1 in Notes to Financial Statements.

(2) See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Year Ended August 31,
Institutional Class	2018 (1)	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$28.28	$26.32	$26.78	$29.34	$26.03

Income (Loss) from Investment
Operations:
Net Investment Loss*	(0.22)	(0.17)	(0.19)	(0.24)	(0.29)
Net Realized and Unrealized Gain	9.56	3.99	1.90	0.95	3.60

Total from Investment Operations	9.34	3.82	1.71	0.71	3.31

Dividends and Distributions:
Net Realized Gains	(3.05)	(1.86)	(2.17)	(3.27)	—

Total Dividends and Distributions	(3.05)	(1.86)	(2.17)	(3.27)	—

Redemption Fees (Note 2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)

Net Asset Value, End of Year	$34.57	$28.28	$26.32	$26.78	$29.34

Total Return †	35.54%	15.94%	6.54%	2.63%	12.72%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$187,736	$139,450	$137,960	$134,970	$158,927
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	1.10%	1.10%	1.10%	1.11%(3)	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.15%	1.37%	1.38%	1.36%(3)	1.33%
Ratio of Net Investment Income to Average Net Assets (Including Waivers and Reimbursements)	(0.72)%	(0.67)%	(0.74)%	(0.86)%	(1.03)%
Portfolio Turnover Rate	50%	36%	46%	54%	73%

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

*	Per share data calculated using average shares method.
(1)

On February 12, 2018, the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund (the “AT All Cap Growth Fund”). Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the Predecessor Fund. On June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund. See Note 1 in Notes to Financial Statements.

(2)	Less than $0.005 per share.
(3)

The ratio of expenses to average net assets includes interest expense. Excluding interest expense, the ratios including waivers and expense reimbursements and excluding waivers and expense reimbursements were 1.10% and 1.35%, respectively.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Year Ended August 31,
Institutional Class	2018 (1)	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$36.55	$31.29	$30.76	$33.73	$28.98

Income (Loss) from Investment
Operations:
Net Investment Income*	0.30	0.23	0.08	0.30	0.40
Net Realized and Unrealized Gain (Loss) .	5.35	5.33	1.04	(2.04)	6.33

Total from Investment Operations	5.65	5.56	1.12	(1.74)	6.73

Dividends and Distributions:
Net Investment Income	(0.81)	(0.30)	(0.29)	(0.53)	(0.56)
Net Realized Gains	(0.79)	—	(0.30)	(0.70)	(1.42)

Total Dividends and Distributions	(1.60)	(0.30)	(0.59)	(1.23)	(1.98)

Redemption Fees (Note 2)	—	0.00(2)	0.00(2)	0.00(2)	0.00(2)

Net Asset Value, End of Year	$40.60	$36.55	$31.29	$30.76	$33.73

Total Return †	15.88%	17.88%	3.71%	(5.42)%	23.88%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$115,914	$107,340	$101,542	$222,162	$226,383
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.18%	1.44%	1.41%	1.37%	1.37%
Ratio of Net Investment Income to Average Net Assets (Including Waivers and Reimbursements)	0.79%	0.70%	0.25%	0.89%	1.26%
Portfolio Turnover Rate	30%	17%	41%	52%	67%

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

*	Per share data calculated using average shares method.
(1)

On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund (the “AT Equity Income Fund”). Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Predecessor Fund. On June 25, 2018, the name of the AT Equity Income Fund changed to CIBC Atlas Equity Income Fund. See Note 1 in Notes to Financial Statements.

(2)	Less than $0.005 per share.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of the CIBC Atlas All Cap Growth Fund (the “All Cap Growth Fund”), formerly AT All Cap Growth Fund, and the CIBC Atlas Equity Income Fund (the “Equity Income Fund”), formerly AT Equity Income Fund (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the All Cap Growth Fund is to seek long-term capital appreciation by investing primarily in equity securities of U.S. companies. The investment objective of the Equity Income Fund is to seek current income, and secondarily, modest capital appreciation by investing primarily (at least 80% of its net assets) in equity securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On January 26, 2018, the shareholders of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) and Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund” and, together with the All Cap Growth Predecessor Fund, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds in exchange for Institutional Class Shares of the Funds on February 12, 2018 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The Predecessor Funds were managed by Geneva Advisors, LLC prior to its acquisition by AT Investment Advisers, Inc. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Funds. The financial statements and financial highlights reflect the financial information of the Predecessor Funds prior to February 12, 2018.

Effective June 25, 2018, the name of the AT All Cap Growth Fund and AT Equity Income Fund changed to CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund, respectively. Each Fund’s name change had no impact on the Funds operations or investment objectives.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

Effective June 25, 2018, AT Investment Advisers, Inc. changed its name to CIBC Private Wealth Advisors, Inc. The name change had no impact to the management or operations of the Funds.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of August 31, 2018, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended August 31, 2018, there have been no significant changes to the Funds’ fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended August 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2018, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

Master Limited Partnerships — The Funds may invest in MLPs. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, at least annually. For each Fund, any net realized capital gains, if any, are distributed at least annually. All distributions and distributions are recorded on ex-dividend date.

Redemption Fees — Prior to February 12, 2018, the Funds imposed a 2.00% redemption fee on the current value of shares redeemed less than 60 days from the date of purchase. After February 12, 2018, no redemption fee was charged. The redemption fee was recorded as an increase to paid-in capital. The redemption fees retained by the Funds are reported on the Statements of Changes in Net Assets.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

3. Transactions with Affiliates:

Effective February 12, 2018, certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust. Prior to February 12, 2018, the Predecessor Funds adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) with Quasar Distributors, LLC to serve as the distributor for the Class R shares of the Predecessor Funds. The fees incurred under the 12b-1 Plan are shown on the Statements of Operations as “Distribution Fees”.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

Effective February 12, 2018, the Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period from February 12, 2018 to August 31, 2018, the All Cap Growth Fund and Equity Income Fund paid $51,801 and $34,165, respectively, for these services. Prior to February 12, 2018, the Predecessor Funds entered into an administrative services agreement with U.S. Bancorp Fund Services, LLC (“USBFS”) pursuant to which the Predecessor Funds agreed to pay USBFS for certain costs incurred in providing administrative and accounting services to the Predecessor Funds. The All Cap Growth Predecessor Fund and Equity Income Predecessor Fund paid $94,672 and $78,643, respectively, for these services. Expenses incurred under the agreement are shown on the Statements of Operations as “Administration and Accounting Fees”.

Effective February 12, 2018, DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the year ended August 31, 2018, the All Cap Growth Fund and Equity Income Fund earned credits of $162 and $107, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations. Prior to February 12, 2018, the Predecessor Funds entered into a transfer agency and service agreement with USBFS.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, CIBC Private Wealth Advisors, Inc. (the “Adviser”) provides investment advisory services to All Cap Growth Fund and Equity Income Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.82% of the average daily net assets of the All Cap Growth Fund and 0.80% of the average daily net assets of the Equity Income Fund.

The Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 1.10% of the average daily net assets for the Funds until February 29, 2020. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. At August 31, 2018, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Expiring:	All Cap Growth Fund	Equity Income Fund
2019	$410,399	$561,552
2020	365,787	348,307
2021	66,470	93,565

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

6. Capital Share Transactions:

	All Cap Growth Fund*
	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	807,325	25,104,138	598,650	15,416,865
Reinvestment of Dividends and Distributions	509,692	14,271,384	366,931	8,622,882
Redemption Fees	–	1,654	–	2,132
Redeemed	(951,275)	(28,794,335)	(1,275,785)	(33,013,728)

Net Institutional Class Share Transactions	365,742	10,582,841	(310,204)	(8,971,849)

Class R
Issued	4,539	129,534	6,397	160,583
Reinvestment of Dividends and Distributions	13,639	365,374	13,232	299,824
Redemption Fees	–	–	–	2
Redeemed	(15,223)	(422,012)	(94,446)	(2,321,941)

Net Class R Share Transactions	2,955	72,896	(74,817)	(1,861,532)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	368,697	10,655,737	(385,021)	(10,833,381)

	Equity Income Fund**
	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	195,067	7,398,493	221,097	7,405,350
Reinvestment of Dividends and Distributions	121,111	4,510,726	27,455	914,645
Redemption Fees	–	–	–	741
Redeemed	(432,476)	(16,315,821)	(557,005)	(18,505,308)

Net Institutional Class Share Transactions	(116,298)	(4,406,602)	(308,453)	(10,184,572)

Class R
Issued	517	19,310	21,237	719,912
Reinvestment of Dividends and Distributions	1,147	42,660	346	11,442
Redemption Fees	–	–	–	4
Redeemed	(1,341)	(51,459)	(57,407)	(1,918,359)

Net Class R Share Transactions	323	10,511	(35,824)	(1,187,001)

Net Decrease in Shares Outstanding from Share Transactions	(115,975)	(4,396,091)	(344,277)	(11,371,573)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

*On February 12, 2018, the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund (the “AT All Cap Growth Fund”). Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the All Cap Growth Predecessor Fund. Effective June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund. See Note 1.

**On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund (the “AT Equity Income Fund”). Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Predecessor Fund. Effective June 25, 2018, the name of the AT Equity Income Fund changed to CIBC Atlas Equity Income Fund. See Note 1.

7. Investment Transactions:

The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the year ended August 31, 2018, are as follows:

	Purchases	Sales
All Cap Growth Fund	$78,692,123	$83,003,176
Equity Income Fund	31,980,170	38,128,231

There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent book and tax basis differences, primarily attributable to partnership reclassifications and REIT adjustments, have been reclassified to/from the following accounts for the year ended August 31, 2018.

	Paid-in Capital	Undistributed Net Investment Income/ (Loss)	Accumulated Net Realized Gain (Loss)
All Cap Growth Fund	$(960,443)	$964,067	$(3,624)
Equity Income Fund	(682)	368,858	(368,176)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended August 31, 2018 and 2017 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
All Cap Growth Fund
2018	$—	$15,046,568	$15,046,568
2017	—	9,241,542	9,241,542
Equity Income Fund
2018	2,363,744	2,305,566	4,669,310
2017	948,778	—	948,778

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings
All Cap Growth Fund	$—	$23,155,295	$(775,061)	$80,452,816	$102,833,050
Equity Income Fund	623,916	5,471,751	—	42,752,042	48,847,709

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2018 through August 31, 2018 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at August 31, 2018, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
All Cap Growth Fund	$108,905,997	$81,087,184	$(634,368)	$80,452,816
Equity Income Fund	73,375,579	44,169,806	(1,622,910)	42,546,896

9. Concentration of Risk:

Equity Risk — Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Foreign Securities Risk — Investments in securities of foreign issuers (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Foreign Currency Risk — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Micro-, Small- and Medium-Capitalization Company Risk — Investing in equity securities of micro-, small- and medium-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

10. Line of Credit:

The Funds entered into an agreement on July 27, 2018, which enables them to participate in an $80 million uncommitted revolving line of credit with the Custodian. The agreement is set to expire on July 26, 2019. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on borrowings during the period at the Custodian’s current reference rate. As of and during the year ended August 31, 2018, there were no borrowings outstanding.

11. Change of Independent Registered Public Accounting Firm:

The Funds have selected Ernst & Young (“EY”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended August 31, 2018. The decision to select EY was recommended by the Funds’ Audit Committee on November 13, 2017 and was approved by the Funds’ Board of Trustees on November 13, 2017. During the Predecessor Funds’ fiscal year ended August 31, 2017, neither the Predecessor Funds, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Predecessor Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of EY does not reflect any disagreements with or dissatisfaction by the Funds or the Funds’ Board of Trustees with the performance of the Predecessor Funds’ prior independent registered public accounting firm, Cohen & Company, Ltd. (“Cohen”), for the fiscal year ended August 31, 2017. The decision not to renew the engagement of Cohen, effective upon its completion of its audit for the fiscal year ended August 31, 2017, and to select EY was recommended by

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

the Funds’ Audit Committee and approved by the Fund’s Board of Trustees. Cohen’s report on the Predecessor Funds’ financial statements for the fiscal year ended August 31, 2017 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Predecessor Funds’ fiscal year ended August 31, 2017 (i) there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Predecessor Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

12. Other:

At August 31, 2018, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
All Cap Growth Fund	2	92%
Equity Income Fund	2	90%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

14. Subsequent Events:

At a meeting held on February 27, 2018, the Board of Trustees of The Advisors’ Inner Circle Fund approved a change in the Funds’ fiscal year end from August 31st to October 31st. The change in fiscal year end is effective on October 31, 2018.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and

Shareholders of CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of CIBC Atlas All Cap Growth Fund (formerly, AT All Cap Growth Fund) and CIBC Atlas Equity Income Fund (formerly, AT Equity Income Fund) (collectively referred to as the “Funds”) (two of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedules of investments, as of August 31, 2018, the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund at August 31, 2018, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes and financial highlights of CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund, for the year ended August 31, 2017, were audited by other auditors whose report dated October 27, 2017, expressed an unqualified opinion on those financial statements and financial highlights.

The financial highlights of CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund for the periods ended prior to August 31, 2017, were audited by other auditors whose report dated October 28, 2016, expressed an unqualified opinion on the financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more CIBC Private Wealth Advisors, Inc. investment companies since 2013.

Philadelphia, Pennsylvania

October 29, 2018

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2018 to August 31, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/01/18	Ending Account Value 8/31/18	Annualized Expense Ratios	Expenses Paid During Period*
CIBC Atlas All Cap Growth Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,152.70	1.10%	$5.97
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.66	1.10%	$5.60
CIBC Atlas Equity Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,093.30	1.10%	$5.80
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.66	1.10%	$5.60

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent

Name and Year of Birth	Position with Trust and length of Time Served[1]	Principal Occupation in the Past Five Years
INTERESTED TRUSTEES[3],[4]
Robert Nesher	Chairman of the	SEI employee 1974 to present; currently performs
(Born: 1946)	Board of Trustees	various services on behalf of SEI Investments for
	(Since 1991)	which Mr. Nesher is compensated.

N. Jeffrey Klauder	Trustee	Executive Vice President and General Counsel of SEI
(Born: 1952)	(Since 2018)	Investments since 2004.

INDEPENDENT TRUSTEES[4]
Joseph T. Grause, Jr.	Trustee	Self-employed consultant since January 2012.
(Born: 1952)	(Since 2011)	Director of Endowments and Foundations,
	Lead Independent	Morningstar Investment Management, Morningstar,
	Trustee	Inc., 2010 to 2011; Director of International
	(Since 2018)	Consulting and Chief Executive Officer of
Morningstar Associates Europe Limited, Morningstar,
Inc., 2007 to 2010.

Mitchell A. Johnson	Trustee	Retired. Private investor since 1994.
(Born: 1942)	(Since 2005)

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

Trustees.” Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-3AT-FUND. The following chart lists Trustees and Officers as of August 31, 2018.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund and SEI Global Assets Fund.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 56 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
INDEPENDENT TRUSTEES (continued)[3]
Betty L. Krikorian	Trustee	Vice President, Compliance, AARP Financial
(Born: 1943)	(Since 2005)	Inc. from 2008-2010. Self-Employed Legal and
Financial Services Consultant since 2003.
Bruce R. Speca	Trustee	Global Head of Asset Allocation, Manulife Asset
(Born: 1956)	(Since 2011)	Management (subsidiary of Manulife Financial),
2010 to 2011. Executive Vice President –
Investment Management Services, John Hancock
Financial Services (subsidiary of Manulife
Financial), 2003 to 2010.
George J. Sullivan, Jr.	Trustee	Retired since 2012. Self-Employed Consultant,
(Born: 1942)	(Since 1999)	Newfound Consultants Inc., 1997 to 2011.

Tracie E. Ahern	Trustee	Principal, Danesmead Partners since 2016;
(Born: 1968)	(Since 2018)	Chief Operating Officer/Chief Financial Officer,
Brightwood Capital Advisors LLC, 2015 to 2016;
Advisor, Brightwood Capital Advisors LLC, 2016;
Chief Financial Officer, Soros Fund Management
LLC, 2007 to 2015.
OFFICERS
Michael Beattie	President	Director of Client Service, SEI Investments
(Born: 1965)	(Since 2011)	Company, since 2004.
James Bernstein	Vice President and	Attorney, SEI Investments, since 2017.
(Born: 1973)	Assistant Secretary	Prior Positions: Self-employed consultant, 2017.
	(Since 2017)	Associate General Counsel & Vice President,
Nationwide Funds Group and Nationwide
Mutual Insurance Company, from 2002 to 2016.
Assistant General Counsel & Vice President,
Market Street Funds and Provident Mutual
Insurance Company, from 1999 to 2002.
John Bourgeois	Assistant Treasurer	Fund Accounting Manager, SEI Investments, since
(Born: 1973)	(Since 2017)	2000.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Trustee/Director of State Street Navigator Securities Lending Trust to May, 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

None.

None.

None.

3	Trustees oversee 56 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years
OFFICERS (continued)
Stephen Connors	Treasurer, Controller	Director, SEI Investments, Fund Accounting since
(Born: 1984)	and Chief Financial	2014. Audit Manager, Deloitte & Touche LLP, from
	Officer	2011 to 2014.
(Since 2015)
Dianne M. Descoteaux	Vice President and	Counsel at SEI Investments since 2010.
(Born: 1977)	Secretary
(Since 2011)
Russell Emery	Chief Compliance	Chief Compliance Officer of SEI Structured Credit
(Born: 1962)	Officer	Fund, LP since June 2007. Chief Compliance Officer
	(Since 2006)	of The Advisors’ Inner Circle Fund II, Bishop Street
Funds, The KP Funds, The Advisors’ Inner Circle
Fund III, Gallery Trust, Schroder Series Trust,
Schroder Global Series Trust, SEI Institutional
Managed Trust, SEI Asset Allocation Trust, SEI
Institutional International Trust, SEI Institutional
Investments Trust, SEI Daily Income Trust, SEI
Tax Exempt Trust, Adviser Managed Trust, New
Covenant Funds, SEI Insurance Products Trust
and SEI Catholic Values Trust. Chief Compliance
Officer of O’Connor EQUUS (closed-end investment
company) to 2016. Chief Compliance Officer of SEI
Liquid Asset Trust to 2016. Chief Compliance Officer
of Winton Series Trust to 2017. Chief Compliance
Officer of Winton Diversified Opportunities Fund
(closed end investment company) to 2018.
Robert Morrow	Vice President	Account Manager, SEI Investments, since 2007.
(Born: 1968)	(Since 2017)
Bridget E. Sudall	Anti-Money	Senior Associate and AML Officer, Morgan Stanley
(Born: 1980)	Laundering	Alternative Investment Partners from April 2011 to
	Compliance Officer	March 2015.
and Privacy Officer
(Since 2015)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an August 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended August 31, 2018, the Funds are designating the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
All Cap Growth Fund	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Equity Income Fund	49.38%	50.62%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of “Ordinary Income Distributions” (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions” (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Funds to designate the maximum amount permitted by the law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U. S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution that is exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U. S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS AUGUST 31, 2018

SHAREHOLDER VOTING RESULTS (Unaudited)

A Special Meeting of the Shareholders of The Advisors’ Inner Circle Fund (the “Trust”) was held on March 26, 2018 for the purpose of electing the following eight Trustees to the Board of Trustees of the Trust: Robert Nesher, N. Jeffrey Klauder, Joseph T. Grause, Jr., Mitchell A. Johnson, Betty L. Krikorian, Bruce Speca, George J. Sullivan, Jr. and Tracie E. Ahern. There were 2,467,951,273 outstanding shares, 1,333,842,157 shares were voted representing 54.05% of the eligible outstanding shares. The results of the election are as follows:

Trustee/Nominee	Shares Voted For	Shares Withheld	Percentage Voted in Favor of	Percentage Withheld

Robert Nesher	1,280,261,954	58,538,573	95.63%	4.37%

N. Jeffrey Klauder	1,292,711,736	46,088,791	96.56%	3.44%

Joseph T. Grause, Jr.	1,279,204,698	59,595,829	95.55%	4.45%

Mitchell A. Johnson	1,260,036,047	78,764,480	94.12%	5.88%

Betty L. Krikorian	1,278,672,397	60,128,130	95.51%	4.49%

Bruce Speca	1,279,095,054	59,705,473	95.54%	4.46%

George J. Sullivan, Jr.	1,266,623,410	72,177,117	94.61%	5.39%

Tracie E. Ahern	1,298,017,704	40,782,823	96.95%	3.05%

NOTES

NOTES

CIBC Atlas Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-328-3863

Adviser:

CIBC Private Wealth Advisors, Inc.

One South Wacker Drive, Suite 3500

Chicago, Illinois 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-AR-002-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are Tracie E. Ahern and George Sullivan, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Advisors’ Inner Circle Fund (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE August 31, 2018			FYE August 31, 2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$45,740	None	None	None	None	None
(b)	Audit- Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether these services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether these services are consistent with SEC’s rules and whether the provision of these services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by E&Y applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	FYE August 31, 2018	FYE August 31, 2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended August 31st were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

Changes in registrant’s certifying accountant:

CIBC Atlas All Cap Growth Fund and

CIBC Atlas Equity Income Fund (the “Funds”)

811-06400

On November 13, 2017, the Board of Trustees of the above-referenced Funds, upon recommendation of the Audit Committee, engaged Ernst & Young LLP (“EY”) as the independent registered public accounting firm to the Funds. On February 12, 2018 the Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund (the “Predecessor Funds”), each a series of the Trust for Professional Managers, reorganized into the above-referenced Funds and Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public account firm to the Predecessor Funds.

Cohen’s reports on the Predecessor Funds for the two most recent fiscal years ended August 31, 2017 and August 31, 2016, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. For the two most recent fiscal years ended August 31, 2017, and August 31, 2016, and the subsequent interim period through February 12, 2018, (1) there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Predecessor Funds’ financial statements ; and (2) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During the Predecessor Funds’ fiscal years ended August 31, 2016 and August 31, 2017 and the period September 1, 2017 to February 12, 2018, neither the Predecessor Funds, the Predecessor Funds’ portfolios, nor anyone on the Predecessor Funds’ behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Predecessor Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

The Registrant has requested that Cohen furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit hereto.

November 8, 2018

U.S. Securities and Exchange Commission

Office of the Chief Accountant

100 F Street, NE

Washington, DC 20549

Re: CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund

File no. 811-06400

Dear Sir or Madam:

We were previously the independent registered public accounting firm to the Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund (the “Predecessor Funds”), each a series of the Trust for Professional Managers, the Predecessor Funds to the CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund (the “Funds”). We have read the statements made by the Funds which we understand will be filed with the Commission as an exhibit to Form N-CSR, dated November 8, 2018, and agree with the statements concerning our Firm contained therein.

Very truly yours,

Cohen & Company, Ltd.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael Beattie
By (Signature and Title)	Michael Beattie
President

Date: November 8, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and Chief Financial Officer

Date: November 8, 2018